Benefit Plans Benefit Plans (Rollforward of Level 3 assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Other Investments	$ 4,345	$ 5,089	$ 5,484
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Period Increase (Decrease)	62	29
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)	(142)	(292)
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Assets Transferred into (out of) Level 3	$ (664)	$ (132)